Property and Equipment (Details) - Schedule of property and equipment - Spectrum Global Solutions, Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 297,675	$ 289,915
Less: accumulated depreciation	(283,489)	(280,217)
Equipment, net	14,186	9,698
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	217,155	209,395
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	58,635	58,635
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 21,885	$ 21,885